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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-09477

ING Variable Insurance Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2012

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING GET U.S. Core Portfolio Series 10
ING GET U.S. Core Portfolio Series 11
ING GET U.S. Core Portfolio Series 12
ING GET U.S. Core Portfolio Series 13
ING GET U.S. Core Portfolio Series 14

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 10	as of September 30, 2012 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: 76.1%
		Federal Home Loan Mortgage Corporation: 18.2%##
881,000	^, Z	0.810%, due 01/15/13	$879,516	18.2

		Federal National Mortgage Association: 18.6%##
897,000	^, Z	0.810%, due 01/15/13	895,493	18.6

		Other U.S. Agency Obligations: 39.3%
900,000	^, Z	0.570%, due 10/06/12	899,934	18.6
1,000,000	Z	0.640%, due 01/15/13	999,468	20.7
			1,899,402	39.3
		Total U.S. Government Agency Obligations (Cost $3,649,007)	3,674,411	76.1
U.S. TREASURY OBLIGATIONS: 20.7%
		U.S. Treasury STRIP: 20.7%
1,003,000	Z	0.220%, due 11/15/12	1,002,834	20.7
		Total U.S. Treasury Obligations (Cost $1,001,251)	1,002,834	20.7
		Total Long-Term Investments (Cost $4,650,258)	4,677,245	96.8

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.4%
		Mutual Funds: 3.4%
162,000		BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $162,000)	$162,000	3.4
		Total Short-Term Investments (Cost $162,000)	162,000	3.4
		Total Investments in Securities (Cost $4,812,258)	$4,839,245	100.2
		Liabilities in Excess of Other Assets	(9,968)	(0.2)
		Net Assets	$4,829,277	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
		Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$26,987
		Gross Unrealized Depreciation	—
		Net Unrealized Appreciation	$26,987

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 10	as of September 30, 2012 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
U.S. Treasury Obligations	$—	$1,002,834	$—	$1,002,834
U.S. Government Agency Obligations	—	3,674,411	—	3,674,411
Short-Term Investments	162,000	—	—	162,000
Total Investments, at fair value	$162,000	$4,677,245	$—	$4,839,245

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 11	as of September 30, 2012 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: 12.6%
		U.S. Treasury STRIP: 12.6%
915,000	^, Z	0.350%, due 02/15/13	$914,704	12.6
		Total U.S. Treasury Obligations
		(Cost $908,415)	914,704	12.6
U.S. GOVERNMENT AGENCY OBLIGATIONS: 87.1%
		Federal Home Loan Mortgage Corporation: 21.3%##
1,556,000	^, Z	0.810%, due 01/15/13	1,553,378	21.3

		Federal National Mortgage Association: 21.2%##
1,550,000	^^, Z	0.880%, due 02/21/13	1,546,109	21.2

		Other U.S. Agency Obligations: 44.6%STRIP
153,000	Z	0.690%, due 05/11/13	152,603	2.1
1,533,000	^, Z	0.920%, due 09/26/13	1,525,558	20.9
1,573,000	Z	0.640%, due 01/15/13	1,572,163	21.6
			3,250,324	44.6
		Total U.S. Government Agency Obligations (Cost $6,284,448)	6,349,811	87.1
		Total Long-Term Investments (Cost $7,192,863)	7,264,515	99.7

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.5%
		Mutual Funds: 0.5%
38,000		BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $38,000)	$38,000	0.5
		Total Short-Term Investments (Cost $38,000)	38,000	0.5
		Total Investments in Securities (Cost $7,230,863)	$7,302,515	100.2
		Liabilities in Excess of Other Assets	(13,840)	(0.2)
		Net Assets	$7,288,675	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	^^

Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
		Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$71,652
		Gross Unrealized Depreciation	—
		Net Unrealized Appreciation	$71,652

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 11	as of September 30, 2012 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
U.S. Treasury Obligations	$—	$914,704	$—	$914,704
U.S. Government Agency Obligations	—	6,349,811	—	6,349,811
Short-Term Investments	38,000	—	—	38,000
Total Investments, at fair value	$38,000	$7,264,515	$—	$7,302,515

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 12	as of September 30, 2012 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: 12.3%
		U.S. Treasury STRIP: 12.3%
1,217,000	Z	0.220%, due 05/15/13	$1,215,793	12.3
		Total U.S. Treasury Obligations (Cost $1,205,299)	1,215,793	12.3
U.S. GOVERNMENT AGENCY OBLIGATIONS: 79.4%
		Federal Home Loan Mortgage Corporation: 20.0%##
1,991,000	Z	0.730%, due 09/15/13	1,978,007	20.0

		Federal National Mortgage Association: 21.1%##
2,090,000	^, Z	0.710%, due 07/15/13	2,079,696	21.1

		Other U.S. Agency Obligations: 38.3%
1,875,000	^, Z	0.570%, due 06/06/13	1,869,142	18.9
1,911,000	Z	0.530%, due 04/15/13	1,909,485	19.4
			3,778,627	38.3
		Total U.S. Government Agency Obligations (Cost $7,682,527)	7,836,330	79.4

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 8.3%
5,700		SPDR Trust Series 1	$820,401	8.3
		Total Exchange-Traded Funds (Cost $468,485)	820,401	8.3
		Total Long-Term Investments (Cost $9,356,311)	9,872,524	100.0
SHORT-TERM INVESTMENTS: 0.1%
		Mutual Funds: 0.1%
8,000		BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $8,000)	8,000	0.1
		Total Short-Term Investments (Cost $8,000)	8,000	0.1
		Total Investments in Securities (Cost $9,364,311)	$9,880,524	100.1
		Liabilities in Excess of Other Assets	(14,362)	(0.1)
		Net Assets	$9,866,162	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
		Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$516,213
		Gross Unrealized Depreciation	—
		Net Unrealized Appreciation	$516,213

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 12	as of September 30, 2012 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Exchange-Traded Funds	$820,401	$—	$—	$820,401
U.S. Treasury Obligations	—	1,215,793	—	1,215,793
Short-Term Investments	8,000	—	—	8,000
U.S. Government Agency Obligations	—	7,836,330	—	7,836,330
Total Investments, at fair value	$828,401	$9,052,123	$—	$9,880,524

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 13	as of September 30, 2012 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: 16.9%
		U.S. Treasury STRIP: 16.9%
2,907,000	^, Z	0.480%, due 11/15/13	$2,900,850	16.9
		Total U.S. Treasury Obligations (Cost $2,782,534)	2,900,850	16.9
U.S. GOVERNMENT AGENCY OBLIGATIONS: 83.1%
		Federal Home Loan Mortgage Corporation: 22.3%##
3,836,000	^^, Z	1.060%, due 11/15/13	3,806,551	22.3

		Federal National Mortgage Association: 21.1%##
3,628,000	^, Z	0.950%, due 01/15/14	3,614,317	21.1

		Other U.S. Agency Obligations: 39.7%
3,465,000	^, Z	0.950%, due 11/11/13	3,445,828	20.1
3,364,000	Z	0.990%, due 01/15/14	3,350,622	19.6
			6,796,450	39.7
		Total U.S. Government Agency Obligations (Cost $13,382,766)	14,217,318	83.1
		Total Long-Term Investments (Cost $16,165,300)	17,118,168	100.0

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.2%
		Mutual Funds: 0.2%
26,000		BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $26,000)	$26,000	0.2
		Total Short-Term Investments (Cost $26,000)	26,000	0.2
		Total Investments in Securities (Cost $16,191,300)	$17,144,168	100.2
		Liabilities in Excess of Other Assets	(30,982)	(0.2)
		Net Assets	$17,113,186	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	^^

Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
		Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$952,868
		Gross Unrealized Depreciation	—
		Net Unrealized Appreciation	$952,868

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO SERIES 13	as of September 30, 2012 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
U.S. Treasury Obligations	$—	$2,900,850	$—	$2,900,850
U.S. Government Agency Obligations	—	14,217,318	—	14,217,318
Short-Term Investments	26,000	—	—	26,000
Total Investments, at fair value	$26,000	$17,118,168	$—	$17,144,168

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 14	as of September 30, 2012 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: 18.1%
		U.S. Treasury STRIP: 18.1%
6,734,000	^, Z	0.780%, due 05/15/14	$6,710,242	18.1
		Total U.S. Treasury Obligations (Cost $6,509,156)	6,710,242	18.1
U.S. GOVERNMENT AGENCY OBLIGATIONS: 60.5%
		Federal Home Loan Mortgage Corporation: 20.9%##
7,823,000	Z	1.320%, due 07/15/14	7,726,245	20.9

		Federal National Mortgage Association: 19.1%##
7,173,000	^, Z	1.210%, due 05/15/14	7,092,533	19.1

		Other U.S. Agency Obligations: 20.5%
7,651,000	Z	1.170%, due 07/15/14	7,605,102	20.5
		Total U.S. Government Agency Obligations (Cost $21,248,604)	22,423,880	60.5
FOREIGN GOVERNMENT BONDS: 21.4%
8,022,000	Z	Israel Government International Bond, 0.630%, 08/15/14	7,941,267	21.4
		Total Foreign Government Bonds (Cost $7,611,832)	7,941,267	21.4
		Total Investments in Securities (Cost $35,369,592)	$37,075,389	100.0
		Assets in Excess of Other Liabilities	5,906	—
		Net Assets	$37,081,295	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
		Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$1,705,797
		Gross Unrealized Depreciation	—
		Net Unrealized Appreciation	$1,705,797

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 14	as of September 30, 2012 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
U.S. Treasury Obligations	$—	$6,710,243	$—	$6,710,243
Short-Term Investments	—	74,031	—	74,031
U.S. Government Agency Obligations	—	22,423,880	—	22,423,880
Foreign Government Bonds	—	7,941,267	—	7,941,267
Total Investments, at fair value	$—	$37,149,421	$—	$37,149,421

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

Item 2. Controls and Procedures.

(a)        Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)        There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Variable Insurance Trust
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	November 20, 2012
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	November 20, 2012